Risk and Capital Management (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	R$ 2,239,214	R$ 2,054,471
At Amortized Cost	1,540,821	1,463,041
Interbank deposits	51,007	59,592
Securities purchased under agreements to resell	238,321	221,779
Securities	260,743	213,026
Loan and lease operations	910,590	909,422
Other financial assets	127,699	109,909
(-) Provision for Expected Loss	(47,539)	(50,687)
At Fair Value through Other Comprehensive Income	130,039	126,748
Securities	130,039	126,748
At Fair Value Through Profit or Loss	568,354	464,682
Securities	511,752	385,099
Derivatives	55,251	78,208
Other financial assets	1,351	1,375
Financial liabilities - provision for expected loss	4,198	3,684
Loan Commitments	3,311	2,874
Financial Guarantees	887	810
Off balance sheet	553,550	544,377
Financial Guarantees	102,622	91,779
Letters of credit to be released	20,850	47,354
Loan commitments	430,078	405,244
Mortgage loans	16,368	15,423
Overdraft accounts	171,725	157,408
Credit cards	192,438	181,412
Other pre-approved limits	49,547	51,001
Credit risk exposure	2,788,566	2,595,164
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	466,854	511,277
At Amortized Cost	334,680	350,447
Interbank deposits	28,759	40,637
Securities purchased under agreements to resell	2,665	3,440
Securities	33,511	27,368
Loan and lease operations	252,119	272,586
Other financial assets	25,144	13,828
(-) Provision for Expected Loss	(7,518)	(7,412)
At Fair Value through Other Comprehensive Income	76,909	72,614
Securities	76,909	72,614
At Fair Value Through Profit or Loss	55,265	88,216
Securities	14,710	21,060
Derivatives	40,555	67,156
Financial liabilities - provision for expected loss	492	644
Loan Commitments	249	252
Financial Guarantees	243	392
Off balance sheet	68,033	72,005
Financial Guarantees	19,209	20,255
Loan commitments	48,824	51,750
Credit cards	3,297	3,754
Other pre-approved limits	45,527	47,996
Credit risk exposure	534,395	582,638
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Financial Instrument Assets	1,772,360	1,543,194
At Amortized Cost	1,206,141	1,112,594
Interbank deposits	22,248	18,955
Securities purchased under agreements to resell	235,656	218,339
Securities	227,232	185,658
Loan and lease operations	658,471	636,836
Other financial assets	102,555	96,081
(-) Provision for Expected Loss	(40,021)	(43,275)
At Fair Value through Other Comprehensive Income	53,130	54,134
Securities	53,130	54,134
At Fair Value Through Profit or Loss	513,089	376,466
Securities	497,042	364,039
Derivatives	14,696	11,052
Other financial assets	1,351	1,375
Financial liabilities - provision for expected loss	3,706	3,040
Loan Commitments	3,062	2,622
Financial Guarantees	644	418
Off balance sheet	485,517	472,372
Financial Guarantees	83,413	71,524
Letters of credit to be released	20,850	47,354
Loan commitments	381,254	353,494
Mortgage loans	16,368	15,423
Overdraft accounts	171,725	157,408
Credit cards	189,141	177,658
Other pre-approved limits	4,020	3,005
Credit risk exposure	R$ 2,254,171	R$ 2,012,526